GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2018	2019
Costs:
Beginning balance	428	25,096
Addition (Note 3)	25,035	28,340
Foreign currency adjustment	(367)	(412)
Ending balance	25,096	53,024
Goodwill impairment loss	—	(337)
Goodwill, net	25,096	52,687